Basis of Preparation and Accounting Policies (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 EUR (€) item	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Application of new accounting standards
Number of hedge relationship instruments effected with LIBOR | item	1
Borrowings		$ 19,747	$ 18,227
Going concern
Financial resources		10,200
Cash and cash equivalents		5,673	$ 5,369	$ 5,428
Liquid fixed income securities		400
Undrawn committed bank facilities		4,100
Years 2 and 3
Going concern
Undrawn committed bank facilities		3,400
Years 1 and 2
Going concern
Undrawn committed bank facilities		500
Due later than six months but no later than one year
Going concern
Undrawn committed bank facilities		200
Due within one year
Going concern
Short-term borrowings		$ 4,100
0.875% Non-callable bond
Application of new accounting standards
Borrowings | €	€ 750
Interest rate on borrowings	0.875%	0.875%
Instruments in a fair value hedge relationship | 0.875% Non-callable bond
Application of new accounting standards
Borrowings covered by hedges | €	€ 300
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Application of new accounting standards
Nominal amounts in local currency | €	300